Suspended Exploratory Well Costs	12 Months Ended
Dec. 31, 2012
Suspended Exploratory Well Costs

19. SUSPENDED EXPLORATORY WELL COSTS

We capitalize the costs of exploratory wells if a well finds a sufficient quantity of reserves to justify its completion as a producing well and we are making sufficient progress towards assessing the reserves and the economic and operating viability of the project.

The following table reflects the net change in capitalized exploratory well costs, excluding those related to Assets Held for Sale on our Consolidated Balance Sheets for the years ended December 31, 2012, 2011 and 2010 ($ in thousands):

	2012	2011	2010
Beginning Balance at January 1,	$11,756	$1,637	$5,107
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	95,980	106,045	34,330
Divested wells	0	0	(10,770)
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(70,518)	(95,926)	(23,016)
Capitalized exploratory well costs charged to expense	(250)	0	(4,014)

Ending Balance at December 31,	36,968	11,756	1,637
Less exploratory well costs that have been capitalized for a period of one year or less	(36,630)	(11,756)	(1,637)

Capitalized exploratory well costs for a period of greater than one year	$338	$0	$0
Number of projects that have exploratory well costs capitalized for a period of more than one year	2	0	0

As of December 31, 2012 we had approximately $0.3 million in capitalized exploratory well costs that were capitalized for a period greater than one year. These costs are related to two wells in our operated region in Butler County, Pennsylvania in the Appalachian Basin. These costs represent preliminary permitting and engineering expenses that we typically incur several months in advance of commencing drilling operations. Both wells are scheduled for completion activity in 2013, at which time they will be reclassified to Evaluated Oil and Gas Properties upon the discovery of proved reserves or to Exploration Expense if commercial quantities of reserves are not found.